Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from continuing operations		£ 1,641	£ 1,274	£ 1,502
Items from continuing operations that will never be reclassified to profit or loss:
Remeasurement gains/(losses) on pension assets and post-retirement benefit obligations		1,408	(724)	68
Net gains/(losses) on equity instruments designated at fair value through other comprehensive income		46	(9)	0
Net (losses)/gains on financial liability designated at fair value through profit and loss attributable to changes in own credit risk		(11)	(3)	7
Net losses in respect of cash flow hedging of capital expenditure		(14)	(17)	(13)
Tax on items that will never be reclassified to profit or loss		(422)	212	(15)
Total items from continuing operations that will never be reclassified to profit or loss		1,007	(541)	47
Items from continuing operations that may be reclassified subsequently to profit or loss:
Exchange adjustments	[1]	(1,347)	561	361
Net gains/(losses) in respect of cash flow hedges		70	(128)	(40)
Net gains/(losses) in respect of cost of hedging		14	(78)	(66)
Net gains/(losses) on investment in debt instruments measured at fair value through other comprehensive income		80	(15)	2
Share of other comprehensive income/(losses) of associates, net of tax		1	(5)	1
Tax on items that may be reclassified subsequently to profit or loss		(8)	35	12
Total items from continuing operations that may be reclassified subsequently to profit or loss		(1,190)	370	270
Other comprehensive (loss)/income for the year, net of tax from continuing operations		(183)	(171)	317
Other comprehensive income for the year, net of tax from discontinued operations	[2]	0	6	36
Other comprehensive (loss)/income for the year, net of tax		(183)	(165)	353
Total comprehensive income for the year from continuing operations		1,458	1,103	1,819
Total comprehensive (loss)/income for the year from discontinued operations		0	(3)	48
Total comprehensive income for the year		1,458	1,100	1,867
Attributable to:
Equity shareholders of the parent		1,459	1,101	1,815
Non-controlling interests		(1)	2	4
Discontinued operations
Items from continuing operations that will never be reclassified to profit or loss:
Total items from continuing operations that will never be reclassified to profit or loss			0	36
Items from continuing operations that may be reclassified subsequently to profit or loss:
Total items from continuing operations that may be reclassified subsequently to profit or loss			6	0
Other comprehensive (loss)/income for the year, net of tax			6	36
Total comprehensive income for the year			(3)	48
Attributable to:
Equity shareholders of the parent		0	(3)	48
Aggregate continuing and discontinued operations
Attributable to:
Equity shareholders of the parent		£ 1,459	£ 1,098	£ 1,863

[1]	Comparative amounts have been revised as described in note 1F.
[2]	The other comprehensive income from discontinued operations relates to the items of other comprehensive income of Cadent (investment through Quadgas HoldCo Limited). Refer to note 10 for details.